SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	0.40%	0.60%
Financial expenses, net	$ (1,479,000)	$ (5,988,000)	$ (1,124,000)
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expense	$ 1,794,000	1,187,000	1,057,000
Marketing expenses	$ 7,498,000	5,896,000	$ 5,155,000
Deferred tax assets, reclassification		$ 3,788,000
Antidilutive securities excluded from computation of earnings per share, amount		484,726	437,176	17,062,890
Changes in fair value of warrants to purchase preferred shares		$ 4,309,000	$ 1,446,000
Minimum
Significant Accounting Policies [Line Items]
Intangible assets, useful life	1 year
Maximum
Significant Accounting Policies [Line Items]
Intangible assets, useful life	13 years
Foreign Exchange Forward and Option
Significant Accounting Policies [Line Items]
Accumulated other comprehensive loss from currency forward and option transactions	$ 93,000	333,000
Accumulated other comprehensive loss from currency forward and option transactions, tax	18,000	63,000
Notional amounts	13,432,000
Foreign Exchange Forward and Option | Derivative Assets
Significant Accounting Policies [Line Items]
Fair value of derivative asset	16,000
Foreign Exchange Forward and Option | Derivative Liabilities
Significant Accounting Policies [Line Items]
Fair value of derivative liability	130,000	399,000
Foreign Exchange Forward
Significant Accounting Policies [Line Items]
Notional amounts	4,903,000
Financial expenses, net	260,000	35,000	(1,000)
Foreign Exchange Forward | Derivative Assets
Significant Accounting Policies [Line Items]
Fair value of derivative asset	139,000
Foreign Exchange Forward | Derivative Liabilities
Significant Accounting Policies [Line Items]
Fair value of derivative liability	$ 13,000	20,000
United States
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	60.00%
Maximum annual contribution per employee	$ 18,000
Matching contribution expense	907,000	$ 544,000	$ 372,000
United States | Maximum
Significant Accounting Policies [Line Items]
Maximum employer's annual contribution per employee	9,800
United States | Certain employees over 50 years of age
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 24,000
United States | First 3% of Employee Contribution
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
United States | Next 2% of Employee Contribution
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%